Share-Based Compensation - Schedule of Share-based Compensation Expense (Details) (10-K) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Warrants [Line Items]
Share-based compensation expense		$ 80,421
Geological and Geophysical Costs [Member]
Warrants [Line Items]
Share-based compensation expense
Salaries and Benefits [Member]
Warrants [Line Items]
Share-based compensation expense		80,421
Investor Relations [Member]
Warrants [Line Items]
Share-based compensation expense
General and Administrative [Member]
Warrants [Line Items]
Share-based compensation expense